Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating leases agreements

As of December 31, 2012, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2013	15,969,625	2,540,709
2014	13,751,584	2,187,827
2015	6,813,947	1,084,074

	36,535,156	5,812,610